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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		December 31, 2012

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
----------------------------------------------------------------------
Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
2/13/2013

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-00203                     OppenheimerFunds Inc.
28-00060                     Babson Capital Management LLC


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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:	0

Form 13F Information
Table Entry Total:           	46

Form 13F Table Value Total:  	228,061
                                            (thousands)
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
Name of Issuer				Title of Class	CUSIP	   Value   Shares     Inv.	 Other	  ---Voting Authority-----
								   x1000	      Discretion Managers Sole	    Shared None

Apartment Investment & Management Co	CL A		03748R101  4,400   162,587    SOLE	 N/A	  115,407   0	   47,180
American Tower Corp			COM		03027X100  1,144   14,810     SOLE	 N/A	  14,810    0	   -
Acadia Realty Trust			COM SH BEN INT	004239109  3,058   121,945    SOLE	 N/A	  78,935    0	   43,010
AG Mortgage Investment Trust I		COM		001228105  113 	   4,830      SOLE	 N/A	  4,830     0	   -
AvalonBay Communities Inc		COM		053484101  5,010   36,947     SOLE	 N/A	  22,727    0	   14,220
Brandywine Realty Trust			SH BEN INT NEW	105368203  602 	   49,389     SOLE	 N/A	  29,329    0	   20,060
Strategic Hotels & Resorts Inc		COM		86272T106  1,819   284,220    SOLE	 N/A	  213,890   0	   70,330
Boston Properties Inc			COM		101121101  6,763   63,912     SOLE	 N/A	  40,542    0	   23,370
Chesapeake Lodging Trust		SH BEN INT	165240102  882 	   42,240     SOLE	 N/A	  26,260    0	   15,980
Colony Financial Inc			COM		19624R106  305 	   15,640     SOLE	 N/A	  15,640    0	   -
Coresite Realty Corp			COM		21870Q105  1,133   40,965     SOLE	 N/A	  18,235    0	   22,730
Camden Property Trust			SH BEN INT	133131102  5,339   78,277     SOLE	 N/A	  55,067    0	   23,210
CubeSmart				COM		229663109  3,948   270,970    SOLE	 N/A	  191,050   0	   79,920
CYS Investments Inc			COM		12673A108  1,153   97,590     SOLE	 N/A	  53,550    0	   44,040
DDR Corp				COM		23317H102  3,074   196,302    SOLE	 N/A	  142,362   0	   53,940
Douglas Emmett Inc			COM		25960P109  2,593   111,307    SOLE	 N/A	  74,587    0	   36,720
Digital Realty Trust Inc		COM		253868103  5,423   79,883     SOLE	 N/A	  54,683    0	   25,200
Equity Residential			SH BEN INT	29476L107  2,524   44,545     SOLE	 N/A	  13,255    0	   31,290
Extra Space Storage Inc			COM		30225T102  8,864   243,589    SOLE	 N/A	  171,659   0	   71,930
First Industrial Realty Trust Inc	COM		32054K103  1,562   110,922    SOLE	 N/A	  65,857    0	   45,065
General Growth Properties Inc		COM		370023103  9,256   466,305    SOLE	 N/A	  307,995   0	   158,310
Health Care REIT Inc			COM		42217K106  3,116   50,840     SOLE	 N/A	  21,490    0	   29,350
HCP Inc					COM		40414L109  6,763   149,689    SOLE	 N/A	  93,439    0	   56,250
Highwoods Properties Inc		COM		431284108  967 	   28,916     SOLE	 N/A	  12,986    0	   15,930
Home Properties Inc			COM		437306103  1,482   24,168     SOLE	 N/A	  11,118    0	   13,050
Hudson Pacific Properties Inc		COM		444097109  1,719   81,644     SOLE	 N/A	  62,424    0	   19,220
Host Hotels & Resorts Inc		COM		44107P104  5,934   378,711    SOLE	 N/A	  253,778   0	   124,933
Hersha Hospitality Trust		SH BEN INT A	427825104  167 	   33,377     SOLE	 N/A	  9,767     0	   23,610
MFA Financial Inc			COM		55272X102  944 	   116,346    SOLE	 N/A	  75,136    0	   41,210
National Retail Properties Inc		COM		637417106  181 	   5,789      SOLE	 N/A	  5,789     0	   -
Prologis Inc				COM		74340W103  4,760   130,437    SOLE	 N/A	  82,494    0	   47,943
Post Properteis				COM		737464107  3,183   63,721     SOLE	 N/A	  44,371    0	   19,350
Public Storage				COM		74460D109  6,772   46,715     SOLE	 N/A	  26,565    0	   20,150
Ramco-Gershenson Properties Trust	COM SH BEN INT	751452202  1,782   133,880    SOLE	 N/A	  88,280    0	   45,600
Sunstone Hotel Investors Inc		COM		867892101  3,188   297,669    SOLE	 N/A	  193,839   0	   103,830
SL Green Realty Corp			COM		78440X101  6,701   87,426     SOLE	 N/A	  67,606    0	   19,820
Simon Property Group Inc		COM		828806109  18,521  117,157    SOLE	 N/A	  72,965    0	   44,192
STAG Industrial Inc			COM		85254J102  292 	   16,240     SOLE	 N/A	  16,240    0	   -
Starwood Hotels & Resorts		COM		85590A401  883 	   15,400     SOLE	 N/A	  15,400    0	   -
Starwood Property Trust Inc		COM		85571B105  310 	   13,490     SOLE	 N/A	  13,490    0	   -
Taubman Centers Inc			COM		876664103  3,305   41,983     SOLE	 N/A	  27,033    0	   14,950
Two Harbors Investment Corp		COM		90187B101  1,972   177,978    SOLE	 N/A	  93,178    0	   84,800
Vornado Realty Trust			SH BEN INT	929042109  2,658   33,187     SOLE	 N/A	  9,836     0	   23,351
Ventas Inc				COM		92276F100  8,860   136,904    SOLE	 N/A	  89,697    0	   47,207
Weyerhaeuser Co				COM		962166104  4,312   154,981    SOLE	 N/A	  103,761   0	   51,220
RLJ Lodging Trust			COM		74965L101  70,323  3,630,536  SOLE	 N/A	  3,630,536 0	   -

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2/13/2013
Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
December 31, 2012.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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